Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2024
Transactions and Balances with Related Parties [Abstract]
Transactions and Balances with Related Parties

Note 11 - Transactions and Balances with Related Parties

In addition to their salaries or fees, the Group also provides share option programs to directors and officers and contributes to a post-employment defined contribution plan on behalf of employees, see Note 8 for the balances and Note 10 regarding share-based payments.

The CEO is entitled to termination benefits of up to 6 monthly salaries or fees, See Note 17.

The Company pays the members of the board an annual fee for their service and an additional fee for serving on boards committees. In addition, the Company pays the chairman of the board a monthly fee for his service as the chairman of our medical and clinical committee. A monthly fee is being paid to one of the directors who has been engaged as an advisor in a 50% capacity, and bonuses for certain strategic or financing transactions.

Expenses of key management personnel:

The Company recorded expenses to executive officers:

	For the year ended December 31
	2024	2023	2022
	USD thousands
Short - term employee benefits	1,257	2,066	2,623
Post-employment benefits	(1)	12	11
Share based payments	378	1,346	1,930

	1,634	3,424	4,564

The Company recorded expenses to directors:

	For the year ended December 31
	2024	2023	2022
	USD thousands
Short - term benefits	394	427	448
Share based payments	193	284	311

	587	711	759